Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details) - Schedule of Cash and Non-Cash Movements of Loans and Borrowings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Loans and Borrowings [Member]
Schedule of Cash and Non-Cash Movements of Loans and Borrowings [Line Items]
Beginning balance	$ 35,530		$ 12,092
Cash movements
Loans and borrowings repaid1 (Kreos / PPP)	(637)	[1]	(10,805)
Loans and borrowings received (Innovatus)			34,291
Non-cash movements
Recognition of Innovatus embedded derivative convertible call option			(1,026)
Kreos effective interest rate adjustment and extinguishment costs			1,328
Innovatus - effective interest rate adjustment	1,314		660
Foreign exchange rate impact / other			(1,010)
Ending balance	36,207		35,530
Other Financial Liabilities [Member]
Schedule of Cash and Non-Cash Movements of Loans and Borrowings [Line Items]
Beginning balance	55,864		2,427
Cash movements
Loans and borrowings repaid1 (Kreos / PPP)	(1,022)
Non-cash movements
GPS Contingent Consideration			50,483
Recognition of Innovatus embedded derivative convertible call option			1,026
Foreign exchange rate impact / other	(4)		(35)
Fair value changes through profit and loss	11,316		1,963
Ending balance	$ 66,154		$ 55,864

[1]	The amount includes interest paid on loans and borrowings